Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 19, 2021
Registrant Name	dei_EntityRegistrantName	Impact Shares Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0001722388
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 19, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 25, 2021
Prospectus Date	rr_ProspectusDate	Jul. 22, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A